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American Funds Multi-Sector Income Fund | American Funds Multi-Sector Income Fund SM
American Funds Multi-Sector Income Fund SM
Prospectus Supplement June 30, 2020

For the following funds with prospectuses dated
August 1, 2019 – June 1, 2020 (as supplemented to date)

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund®(AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Changes apply to all funds unless otherwise noted.

3. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended to read as follows:

● AFMF ● AHIT ● BFA	● CBF ● EMBF ● GVT	● MSI ● SBF ● WBF

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Multi-Sector Income Fund SM - American Funds Multi-Sector Income Fund	Class A	Class 529-A	Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-3	Class F-2	Class F-1	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-5E	Class R-5	Class R-4	Class R-3	Class R-2E	Class R-2	Class R-1	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none

6. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended to reflect revisions as provided.
With Redemption
Expense Example - American Funds Multi-Sector Income Fund SM - American Funds Multi-Sector Income Fund - USD ($)	1 year	3 years	5 years	10 years
Class 529-A	445	659	889	1,550
Class 529-C				1,590
Class C				1,775

Without Redemption
Expense Example No Redemption - American Funds Multi-Sector Income Fund SM - American Funds Multi-Sector Income Fund - USD ($)	10 years
Class 529-C	1,590
Class C	1,775

7. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your prospectus.